Subsidiary undertakings and related party transactions	12 Months Ended
Mar. 31, 2020
Subsidiary undertakings and related party transactions
Subsidiary undertakings and related party transactions

30.         Subsidiary undertakings and related party transactions

The following are the principal subsidiary undertakings of Ryanair Holdings plc:

		Registered	Nature of
Name	% Held	Office	Business

Buzz (Ryanair Sun S.A.)	100	21 Cybernetyki Street, 02-677 Warsaw, Poland	Airline operator
Laudamotion GmbH (Lauda)	100	Concorde Business Park 2/F/10, Schwechat, 2320 Austria	Airline operator
Malta Air Limited	100	Centris Business Gateway, Level 1/H, Triq Is-Salib Tal-Imriehel, Zone 3, Birkirkara CBD 3020, Malta	Airline operator
Ryanair (DAC)	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator

Information regarding all other subsidiaries will be filed with the Company’s next Irish Annual Return as provided for by Section 316(1) of the Irish Companies Act, 2014.

In accordance with the basis of consolidation policy, as described in Note 1 of these consolidated financial statements, the subsidiary undertakings referred to above have been consolidated in the financial statements of Ryanair Holdings plc for the years ended March 31, 2020, 2019 and 2018.

The total amount of remuneration paid to key management personnel (defined as including each director, whether executive or otherwise, of the Group, as well as the Executive team reporting to the Board of Directors, as set out on page 59) amounted to €11.3m in the fiscal year 2020 (2019: €13.4m;  2018: €10.7m), the majority of which comprises short-term employee benefits.

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Basic salary and bonus	6.8	8.0	6.7
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.6	0.7	0.7
Share-based compensation expense	3.7	4.5	3.1
	11.3	13.4	10.7